Accumulated Other Comprehensive Income Loss (Tables)	12 Months Ended
Apr. 30, 2012
Accumulated Other Comprehensive (Loss) Income [Abstract]
Components of accumulated other comprehensive (loss) income

	Foreign Currency Translation Adjustment	Pension and Other Postretirement Liabilities	Unrealized Gain (Loss) on Available-for- Sale Securities	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	Accumulated Other Comprehensive (Loss) Income
Balance at May 1, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	—	—	—	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	—	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	—	—	—	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	—	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629
Reclassification adjustments	—	—	—	(9,430)	(9,430)
Current period (charge) credit	(14,785)	(73,137)	1,167	(30,201)	(116,956)
Income tax benefit (expense)	—	24,808	(425)	14,383	38,766

Balance at April 30, 2012	$66,976	$(134,263)	$2,544	$(19,248)	$(83,991)